Inventories (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Provision For Inventory Obsolescence And Net Realizable Value [Roll Forward]
Opening balance	S/ 6,684	[1]	S/ 14,055		S/ 5,146
Additions	3,183		1,725		9,335
Recoveries	(465)		(226)		(426)
Disposals			(8,870)
Final balance	S/ 9,402	[1]	S/ 6,684	[1]	S/ 14,055

[1]	Movement in the provision for inventory obsolescence and net realizable value is set forth below: